SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dole evaluated subsequent events through November 17, 2022, the date that Dole’s unaudited condensed consolidated financial statements were issued.
On October 7, 2022, Dole paid the Q2 2022 dividend of $0.08 per share for a total payment of $7.6 million.
On October 21, 2022, Dole closed the sale of certain land in Hawaii. Total proceeds from the sale were $5.9 million.
On November 16, 2022, the Board of Directors of Dole declared a cash dividend for the third quarter of 2022 of $0.08 per share, payable on January 6, 2023 to shareholders of record on December 16, 2022.